Cover	Apr. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2023
Entity File Number	000-54013
Entity Registrant Name	QUALITY ONLINE EDUCATION GROUP INC.
Entity Central Index Key	0001439237
Entity Tax Identification Number	42-1743717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Unit 1
Entity Address, City or Town	60 Riviera Dr. Markham
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L3R 5M1
City Area Code	647
Local Phone Number	776-8618
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Share
Trading Symbol	QOEG
Entity Emerging Growth Company	false